Financial assets and liabilities - Market risk (Details) $ in Millions, $ in Millions	Jun. 30, 2018 CAD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 CAD ($)	Mar. 31, 2018 USD ($)
Currency risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	10.00%	10.00%
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	1.00%	1.00%
Reasonably possible change in risk variable impact on net earnings	$ 31
Interest rate swap contract | Interest rate risk | Fair value hedges
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value			$ 967	$ 750
Top of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	2
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income	139
Bottom of range | Currency risk
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	(3)
Reasonably possible change in 10% depreciation (appreciation) of the CAD dollar impact on other comprehensive income	(134)
2018 | Currency risk | Cash flow | Commercial paper | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		$ 2,499
2018 | Currency risk | Cash flow | Commercial paper | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	3,244
2018 | Currency risk | Cash flow | Anticipated Transactions [Member] | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		450
2018 | Currency risk | Cash flow | Anticipated Transactions [Member] | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	584
2018 | Currency risk | Economic | Anticipated Transactions [Member] | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		19
2018 | Currency risk | Economic | Anticipated Transactions [Member] | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	24
2018 | Purchased call options | Currency risk | Economic | Anticipated Transactions [Member] | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		33
2018 | Purchased call options | Currency risk | Economic | Anticipated Transactions [Member] | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	41
2018 | Written put options | Currency risk | Economic | Anticipated Transactions [Member] | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		99
2018 | Written put options | Currency risk | Economic | Anticipated Transactions [Member] | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	119
2018 - 2019 | Currency risk | Cash flow | Anticipated Transactions [Member] | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	46
2018 - 2019 | Currency risk | Cash flow | Anticipated Transactions [Member] | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		36
2019 | Currency risk | Cash flow | Anticipated Transactions [Member] | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		775
2019 | Currency risk | Cash flow | Anticipated Transactions [Member] | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	968
2020 - 2021 | Currency risk | Cash flow | Anticipated Transactions [Member] | Amount to receive
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value		$ 76
2020 - 2021 | Currency risk | Cash flow | Anticipated Transactions [Member] | Amount to pay
Disclosure of detailed information about hedged items [line items]
Financial instruments designated as hedging instruments, at fair value	$ 96